SUPPLEMENT DATED MAY 1, 2025 TO

PROSPECTUS DATED MAY 1, 2013 (AS SUPPLEMENTED) FOR

FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

THROUGH ITS

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your variable annuity prospectus. Please read the supplement carefully and keep it with your prospectus for future reference.

Asset Allocation Program — Model Update

Effective after the close of business July 25, 2025, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the “Asset Allocation Program” section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

18891CBNY SUPP 05/01/25

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Current through July 25, 2025

	Portfolios	Model A	Model B	Model C	Model D	Model E
Equities
Large Cap Blend	Templeton Growth VIP Fund — Class 2 Shares	1.0%	2.0%	3.0%	4.0%	5.0%
Large Cap Growth	AB VPS Large Cap Growth Portfolio — Class B	1.0%	2.0%	3.0%	4.0%	5.0%
	Fidelity VIP Contrafund® Portfolio — Service Class 2	5.0%	10.0%	15.0%	20.0%	25.0%
	Invesco V.I. American Franchise Fund — Series I shares	1.0%	2.0%	3.0%	4.0%	5.0%
	Invesco V.I. Discovery Large Cap Fund — Series II shares	1.0%	2.0%	3.0%	4.0%	5.0%
	LVIP American Century International Fund — Standard Class II	1.0%	2.0%	3.0%	4.0%	5.0%
	LVIP JPMorgan U.S. Equity Fund — Standard Class	1.0%	2.0%	3.0%	4.0%	5.0%
	MFS® Massachusets Investors Growth Stock Portfolio — Service Class Shares	2.0%	4.0%	6.0%	8.0%	10.0%
Large Cap Value	AB VPS Relative Value Portfolio — Class B	1.0%	2.0%	3.0%	4.0%	5.0%
Mid Cap Blend	Fidelity VIP Mid Cap Portfolio — Service Class 2	1.0%	2.0%	3.0%	4.0%	5.0%
	Invesco V.I. Global Real Estate Fund — Series II shares	1.0%	2.0%	3.0%	4.0%	5.0%
	LVIP JPMorgan Mid Cap Value Fund — Standard Class	1.0%	2.0%	3.0%	4.0%	5.0%
Small Cap Blend	BNY Mellon MidCap Stock Portfolio — Initial Shares	1.0%	2.0%	3.0%	4.0%	5.0%
	Invesco V.I. Main Street Small Cap Fund® - Service II shares	1.0%	2.0%	3.0%	4.0%	5.0%
	LVIP JPMorgan Small Cap Core Fund — Standard Class	1.0%	2.0%	3.0%	4.0%	5.0%

Total % Equities		20%	40%	60%	80%	100%

Fixed Income
Medium Duration	LVIP JPMorgan Core Bond Fund — Standard Class	24.0%	18.0%	12.0%	6.0%	0.0%
Short Duration	PIMCO VIT Low Duration Portfolio — Administrative Class Shares	24.0%	17.0%	12.0%	5.0%	0.0%
Treasury Inflation Protected Securities	LVIP American Century Inflation Protection Fund — Service Class	20.0%	15.0%	10.0%	5.0%	0.0%
High Yield	PIMCO VIT High Yield Portfolio — Administrative Class Shares	6.0%	5.0%	3.0%	2.0%	0.0%
Floating Rate	Eaton Vance VT Floating-Rate Income Fund	6.0%	5.0%	3.0%	2.0%	0.0%

Total % Fixed Income		80%	60%	40%	20%	0%

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Effective after the close of business on July 25, 2025

	Portfolios	Model A	Model B	Model C	Model D	Model E
Equities
Large Cap Blend	Invesco V.I. Main Street Fund® — Service II shares	2.0%	4.0%	6.0%	8.0%	10.0%
	LVIP JPMorgan U.S. Equity Fund — Standard Class	5.0%	10.0%	15.0%	20.0%	25.0%
	Templeton Growth VIP Fund — Class 2 Shares	1.0%	2.0%	3.0%	4.0%	5.0%
Large Cap Growth	Fidelity VIP Contrafund® Portfolio — Service Class 2	5.0%	10.0%	15.0%	20.0%	25.0%
	Invesco V.I. Discovery Large Cap Fund — Series II shares	2.0%	4.0%	6.0%	8.0%	10.0%
	LVIP American Century International Fund — Standard Class II	1.0%	2.0%	3.0%	4.0%	5.0%
Mid Cap Blend	LVIP JPMorgan Mid Cap Value Fund — Standard Class	1.0%	2.0%	3.0%	4.0%	5.0%
Mid Cap Growth	Fidelity VIP Mid Cap Portfolio — Service Class 2	1.0%	2.0%	3.0%	4.0%	5.0%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® — Service II shares	1.0%	2.0%	3.0%	4.0%	5.0%
Small Cap Value	Deutsche DWS Small Mid Cap Value VIP — Class B Shares	1.0%	2.0%	3.0%	4.0%	5.0%

Total % Equities		20%	40%	60%	80%	100%

Fixed Income
Medium Duration	LVIP JPMorgan Core Bond Fund — Standard Class	24.0%	17.0%	12.0%	6.0%	0.0%
Short Duration	PIMCO VIT Low Duration Portfolio — Administrative Class Shares	24.0%	18.0%	12.0%	5.0%	0.0%
Treasury Inflation Protected Securities	LVIP American Century Inflation Protection Fund — Service Class	20.0%	15.0%	10.0%	5.0%	0.0%
High Yield	PIMCO VIT High Yield Portfolio — Administrative Class Shares	6.0%	5.0%	3.0%	2.0%	0.0%
Floating Rate	Eaton Vance VT Floating — Rate Income Fund	6.0%	5.0%	3.0%	2.0%	0.0%

Total % Fixed Income		80%	60%	40%	20%	0%